Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
BALANCE at Dec. 31, 2019	$ 3,761	$ 15,251	$ 80,629	$ 2,872	$ (7,732)	$ 94,781
Net income	0	0	13,755	0	0	13,755
Other comprehensive income	0	0	0	4,483	0	4,483
Shares cancelled under stock option plan	0	(11)	0	0	0	(11)
Sale of treasury shares	0	34	0	0	61	95
Stock option expense	0	164	0			164
Cash dividends declared	0	0	(1,668)	0	0	(1,668)
BALANCE at Dec. 31, 2020	3,761	15,438	92,716	7,355	(7,671)	111,599
Net income	0	0	13,581	0	0	13,581
Other comprehensive income	0	0	0	(3,362)	0	(3,362)
Sale of treasury shares	0	50	0	0	193	243
Stock option expense	0	183	0			183
Cash dividends declared	0	0	(2,394)	0	0	(2,394)
Repurchase of shares	0	0	0	0	(368)	(368)
Stock option exercise, net of shares repurchased and retired	33	634	0	0	(1,054)	(387)
BALANCE at Dec. 31, 2021	3,794	16,305	103,903	3,993	(8,900)	119,095
Net income	0	0	11,310	0	0	11,310
Other comprehensive income	0	0	0	(42,359)	0	(42,359)
Sale of treasury shares	0	68	0	0	175	243
Stock option expense	0	222	0			222
Cash dividends declared	0	0	(2,747)	0	0	(2,747)
Repurchase of shares	0	0	0	0	(2,876)	(2,876)
Stock option exercise, net of shares repurchased and retired	23	450	0	0	(670)	(197)
BALANCE at Dec. 31, 2022	$ 3,817	$ 17,045	$ 112,466	$ (38,366)	$ (12,271)	$ 82,691